UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02380

The Cash Management Trust of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Cash Management Trust of America®
Investment portfolio

December 31, 2007
unaudited

Short-term securities — 100.11%	Yield at acquisition	Principal amount (000)	Market value (000)

COMMERCIAL PAPER — 72.54%
Abbey National N.A. LLC January 07, 2008	4.71%	$50,000	$49,954
Abbey National N.A. LLC January 08, 2008	4.70	50,000	49,947
Abbey National N.A. LLC February 05, 2008	5.10	25,000	24,872
Abbey National N.A. LLC February 19, 2008	4.55	24,400	24,234
Alcon Capital Corp. January 16, 2008[1]	4.51	50,000	49,892
Alcon Capital Corp. February 05, 2008[1]	4.33	25,000	24,872
American Express Credit Corp. January 16, 2008	4.43	70,000	69,860
American Express Credit Corp. January 24, 2008	4.76	75,000	74,763
American Express Credit Corp. February 01, 2008	4.35	50,000	49,807
American Honda Finance Corp. January 15, 2008	4.52	70,000	69,869
American Honda Finance Corp. January 16, 2008	4.53	45,000	44,907
American Honda Finance Corp. January 17, 2008	4.33	20,000	19,959
American Honda Finance Corp. January 25, 2008	4.27	50,000	49,852
American Honda Finance Corp. February 05, 2008	4.51	25,000	24,871
American Honda Finance Corp. February 12, 2008	4.27	20,000	19,899
American Honda Finance Corp. February 13, 2008	4.26	85,000	84,484
American Honda Finance Corp. February 21, 2008	4.34	50,000	49,644
Anheuser-Busch Cos. Inc. February 19, 2008[1]	4.21	50,000	49,658
Anheuser-Busch Cos. Inc. March 05, 2008[1]	4.21	45,000	44,623
ANZ National (International) Ltd. March 03, 2008[1]	4.89	50,000	49,598
AstraZeneca PLC January 15, 2008[1]	4.59	75,000	74,849
AstraZeneca PLC January 16, 2008[1]	4.59	50,000	49,892
AstraZeneca PLC January 28, 2008[1]	4.30	35,600	35,481
AT&T Inc. January 17, 2008[1]	4.25	50,000	49,900
AT&T Inc. January 24, 2008[1]	4.25	28,500	28,420
AT&T Inc. January 29, 2008[1]	4.26	40,000	39,863
AT&T Inc. January 30, 2008[1]	4.26	50,000	49,823
Australia & New Zealand Banking Group, Ltd. January 07, 2008[1]	5.17	50,000	49,950
Bank of America Corp. January 10, 2008	4.69	20,000	19,973
Bank of America Corp. January 11, 2008	4.69	30,000	29,956
Bank of America Corp. January 23, 2008	5.03	45,000	44,856
Bank of America Corp. January 28, 2008	4.92	40,000	39,848
Bank of America Corp. February 25, 2008	4.73	50,000	49,641
Bank of Ireland February 20, 2008[1]	4.88	75,000	74,477
Bank of Ireland February 28, 2008[1]	4.66	75,000	74,423
Bank of Nova Scotia January 11, 2008	5.17	50,000	49,921
Barclays U.S. Funding Corp. February 20, 2008	5.00	50,000	49,653
BASF AG January 23, 2008[1]	4.49	26,500	26,417
BASF AG February 21, 2008[1]	4.28	100,000	99,293
Becton, Dickinson and Co. February 13, 2008	4.25	20,000	19,897
BMW U.S. Capital LLC January 14, 2008[1]	4.21	35,000	34,943
BMW U.S. Capital LLC January 22, 2008[1]	4.23	46,300	46,181
BMW U.S. Capital LLC January 25, 2008[1]	4.24	25,000	24,927
BMW U.S. Capital LLC January 30, 2008[1]	4.23	50,000	49,824
BMW U.S. Capital LLC January 31, 2008[1]	4.24	73,000	72,735
BNP Paribas Finance Inc. January 08, 2008	5.15	50,000	49,943
BNP Paribas Finance Inc. February 26, 2008	4.89	50,000	49,622
BP Capital Markets PLC February 01, 2008[1]	4.50	100,000	99,547
BP Capital Markets PLC February 04, 2008[1]	4.51	34,500	34,328
BP Capital Markets PLC February 05, 2008[1]	4.50	100,000	99,486
BP Capital Markets PLC February 06, 2008[1]	4.44	155,000	154,207
CAFCO, LLC January 15, 2008[1]	5.99	50,000	49,876
Caisse d’Amortissement de la Dette Sociale January 22, 2008	4.31	50,000	49,848
Calyon North America Inc. February 07, 2008	5.10	50,000	49,733
Calyon North America Inc. February 25, 2008	4.79	25,000	24,815
Calyon North America Inc. February 26, 2008	4.79	25,000	24,811
Calyon North America Inc. February 29, 2008	4.78	25,000	24,805
Canada Bills January 10, 2008	3.77	50,000	49,948
Canada Bills January 16, 2008	3.56	50,000	49,921
Canada Bills February 04, 2008	3.72	75,000	74,625
Canadian Wheat Board January 11, 2008	4.38	30,000	29,960
Canadian Wheat Board January 14, 2008	4.36	55,000	54,907
Caterpillar Financial Services Corp. January 02, 2008	4.51	15,000	14,996
Caterpillar Financial Services Corp. January 03, 2008	4.51	8,300	8,297
Caterpillar Financial Services Corp. January 14, 2008	4.23	38,800	38,736
Caterpillar Financial Services Corp. January 15, 2008	4.22	35,000	34,939
Caterpillar Financial Services Corp. January 23, 2008	4.51	35,000	34,889
CBA (Delaware) Finance Inc. January 07, 2008	4.79	75,000	74,931
CBA (Delaware) Finance Inc. March 03, 2008	4.61	50,000	49,598
Chevron Funding Corp. January 03, 2008	4.43	25,000	24,991
Chevron Funding Corp. January 09, 2008	4.45	50,000	49,945
Chevron Funding Corp. January 14, 2008	4.45	25,000	24,957
Chevron Funding Corp. January 17, 2008	4.49	50,000	49,894
Chevron Funding Corp. February 11, 2008	4.30	65,000	64,676
Coca-Cola Co. January 07, 2008[1]	4.50	25,000	24,978
Coca-Cola Co. January 10, 2008[1]	4.48	20,000	19,975
Coca-Cola Co. January 15, 2008[1]	4.50	25,000	24,953
Coca-Cola Co. January 17, 2008[1]	4.38	125,000	124,742
Coca-Cola Co. January 23, 2008[1]	4.50	50,000	49,857
Coca-Cola Co. January 29, 2008[1]	4.49	50,000	49,823
Coca-Cola Co. January 31, 2008[1]	4.36	25,000	24,907
Credit Suisse New York Branch January 24, 2008	4.84	100,000	99,679
Danske Corp. January 22, 2008[1]	4.90	50,000	49,851
Danske Corp. February 15, 2008[1]	4.94	50,000	49,685
Dexia Delaware LLC January 11, 2008	4.77	40,000	39,942
Dexia Delaware LLC February 11, 2008	4.99	50,000	49,711
Dexia Delaware LLC February 15, 2008	4.88	76,000	75,529
E.I. duPont de Nemours and Co. January 22, 2008[1]	4.21	15,000	14,961
E.I. duPont de Nemours and Co. January 28, 2008[1]	4.20	25,000	24,919
E.I. duPont de Nemours and Co. January 29, 2008[1]	4.21	39,000	38,868
E.I. duPont de Nemours and Co. January 31, 2008[1]	4.21	50,000	49,820
Eaton Corp. January 16, 2008[1]	4.58	25,000	24,949
Eaton Corp. January 17, 2008[1]	4.56	25,000	24,943
Eaton Corp. February 25, 2008[1]	4.29	9,500	9,429
Edison Asset Securitization LLC January 15, 2008[1]	4.71	50,000	49,902
Edison Asset Securitization LLC January 18, 2008[1]	4.65	50,000	49,871
Edison Asset Securitization LLC January 25, 2008[1]	4.93	25,000	24,915
Eksportfinans ASA January 09, 2008[1]	4.60	50,000	49,940
Eksportfinans ASA January 23, 2008[1]	4.60	70,000	69,780
Eksportfinans ASA February 07, 2008[1]	4.64	50,000	49,729
Eksportfinans ASA February 08, 2008[1]	4.43	40,000	39,809
Electricité de France January 31, 2008	4.74	100,000	99,561
Electricité de France February 15, 2008	4.36	164,400	163,441
Emerson Electric Co. January 02, 2008[1]	4.21	40,000	39,991
Estée Lauder Companies Inc. January 18, 2008[1]	4.53	10,000	9,977
Estée Lauder Companies Inc. January 22, 2008[1]	4.54	15,000	14,959
European Investment Bank January 25, 2008	4.50	35,000	34,891
European Investment Bank January 29, 2008	4.50	50,000	49,795
European Investment Bank February 01, 2008	4.44	25,000	24,887
Export Development Canada January 23, 2008	4.35	50,000	49,861
Export Development Canada January 28, 2008	4.36	100,000	99,641
FCAR Owner Trust I January 03, 2008	5.68	25,000	24,988
General Electric Capital Corp. February 26, 2008	4.38	25,000	24,828
General Electric Capital Services, Inc. January 30, 2008	4.71	50,000	49,788
General Electric Capital Services, Inc. February 06, 2008	4.71	75,000	74,605
General Electric Capital Services, Inc. February 08, 2008	4.73	70,000	69,611
General Electric Capital Services, Inc. February 25, 2008	4.40	25,000	24,830
GlaxoSmithKline Finance PLC January 18, 2008[1]	4.60	57,000	56,870
GlaxoSmithKline Finance PLC January 22, 2008[1]	4.55	29,555	29,473
GlaxoSmithKline Finance PLC January 25, 2008[1]	4.62	40,000	39,872
GlaxoSmithKline Finance PLC January 28, 2008[1]	4.62	75,000	74,709
GlaxoSmithKline Finance PLC February 04, 2008[1]	4.69	25,000	24,875
Harley-Davidson Funding Corp. January 16, 2008[1]	4.54	20,000	19,957
Harley-Davidson Funding Corp. January 30, 2008[1]	4.27	30,000	29,894
Harvard University January 07, 2008	4.51	25,000	24,976
Harvard University January 08, 2008	4.43	25,000	24,975
HBOS Treasury Services PLC February 04, 2008	5.18	50,000	49,750
HBOS Treasury Services PLC February 05, 2008	5.18	25,000	24,871
HBOS Treasury Services PLC February 27, 2008	4.80	25,000	24,811
Hewlett-Packard Co. January 07, 2008[1]	4.57	75,000	74,933
Hewlett-Packard Co. January 08, 2008[1]	4.38	139,800	139,664
Hewlett-Packard Co. January 09, 2008[1]	4.26	42,700	42,655
Honeywell International Inc. February 05, 2008[1]	4.49	27,100	26,960
Honeywell International Inc. February 11, 2008[1]	4.38	20,000	19,882
Honeywell International Inc. February 27, 2008[1]	4.19	40,000	39,698
HSBC USA Inc. January 07, 2008	4.65	50,000	49,954
HSBC USA Inc. January 10, 2008	4.76	30,000	29,960
IBM Corp. January 04, 2008[1]	4.42	25,000	24,988
IBM Corp. January 10, 2008[1]	4.42	30,000	29,963
IBM International Group Capital LLC January 11, 2008[1]	4.37	57,400	57,324
IBM International Group Capital LLC January 14, 2008[1]	4.50	58,600	58,498
IBM International Group Capital LLC January 17, 2008[1]	4.50	26,000	25,945
IBM International Group Capital LLC January 22, 2008[1]	4.26	26,000	25,933
IBM International Group Capital LLC January 25, 2008[1]	4.51	43,000	42,852
IBM International Group Capital LLC January 28, 2008[1]	4.49	30,000	29,896
IBM International Group Capital LLC February 13, 2008[1]	4.26	20,000	19,897
ING (U.S.) Funding LLC January 11, 2008	5.16	35,000	34,945
ING (U.S.) Funding LLC January 14, 2008	4.90	25,000	24,952
ING (U.S.) Funding LLC January 23, 2008	4.85	35,000	34,892
International Lease Finance Corp. January 03, 2008	4.77	50,000	49,981
International Lease Finance Corp. January 04, 2008	4.73	50,000	49,974
International Lease Finance Corp. January 09, 2008	4.88	20,000	19,976
International Lease Finance Corp. January 18, 2008	4.73	25,000	24,941
International Lease Finance Corp. February 05, 2008	4.27	36,250	36,096
John Deere Capital Corp. January 03, 2008[1]	4.75	25,000	24,990
John Deere Capital Corp. January 04, 2008[1]	4.54	31,400	31,384
John Deere Capital Corp. January 23, 2008[1]	4.59	24,900	24,821
John Deere Credit Ltd. February 08, 2008	4.58	10,000	9,944
Johnson & Johnson January 10, 2008[1]	4.21	25,000	24,971
Johnson & Johnson January 30, 2008[1]	4.11	40,000	39,864
Jupiter Securitization Co., LLC January 04, 2008[1]	4.81	20,000	19,989
Jupiter Securitization Co., LLC January 10, 2008[1]	5.98	25,000	24,959
KfW International Finance Inc. January 03, 2008[1]	4.44	75,000	74,971
KfW International Finance Inc. January 04, 2008[1]	4.55	20,000	19,990
KfW International Finance Inc. January 15, 2008[1]	4.47	25,000	24,954
KfW International Finance Inc. January 16, 2008[1]	4.34	50,000	49,904
KfW International Finance Inc. January 17, 2008[1]	4.48	70,000	69,852
KfW International Finance Inc. January 23, 2008[1]	4.32	35,000	34,904
KfW International Finance Inc. January 29, 2008[1]	4.55	35,000	34,856
KfW International Finance Inc. February 12, 2008[1]	4.22	60,000	59,699
Kimberly-Clark Worldwide Inc. January 07, 2008[1]	4.49	20,000	19,983
Kimberly-Clark Worldwide Inc. January 11, 2008[1]	4.50	51,400	51,330
Liberty Street Funding Corp. January 15, 2008[1]	6.29	30,000	29,922
Lloyds Bank PLC January 07, 2008	5.13	30,000	29,970
Lloyds Bank PLC February 21, 2008	4.73	50,000	49,647
Medtronic Inc. January 07, 2008[1]	4.52	65,100	65,043
Medtronic Inc. January 10, 2008[1]	4.47	9,420	9,408
Medtronic Inc. January 11, 2008[1]	4.23	50,000	49,935
Medtronic Inc. January 29, 2008[1]	4.27	25,000	24,914
National Australia Funding (Delaware) Inc. January 11, 2008[1]	4.75	50,000	49,927
Nestlé Capital Corp. January 17, 2008[1]	4.38	100,000	99,772
Nestlé Capital Corp. January 18, 2008[1]	4.37	100,000	99,758
Nestlé Capital Corp. January 25, 2008[1]	4.27	20,000	19,941
Nestlé Capital Corp. February 12, 2008[1]	4.34	100,000	99,409
NetJets Inc. January 03, 2008[1]	4.50	15,000	14,994
NetJets Inc. January 11, 2008[1]	4.51	20,000	19,971
NetJets Inc. January 24, 2008[1]	4.51	20,000	19,934
NetJets Inc. February 20, 2008[1]	4.22	25,000	24,827
Old Line Funding, LLC January 18, 2008[1]	5.88	25,000	24,927
Paccar Financial Corp. January 02, 2008	4.49	20,000	19,995
Park Avenue Receivables Co., LLC January 14, 2008[1]	5.53	40,000	39,914
Park Avenue Receivables Co., LLC January 28, 2008[1]	5.43	30,000	29,874
Park Avenue Receivables Co., LLC February 15, 2008[1]	5.32	25,000	24,831
Private Export Funding Corp. January 03, 2008[1]	4.36	25,000	24,991
Private Export Funding Corp. January 10, 2008[1]	4.51	44,435	44,376
Private Export Funding Corp. January 24, 2008[1]	4.52	25,000	24,917
Private Export Funding Corp. February 08, 2008[1]	4.54	18,000	17,899
Private Export Funding Corp. February 11, 2008[1]	4.55	25,000	24,852
Procter & Gamble International Funding S.C.A. January 10, 2008[1]	4.55	122,000	121,838
Procter & Gamble International Funding S.C.A. January 14, 2008[1]	4.51	50,000	49,907
Procter & Gamble International Funding S.C.A. January 16, 2008[1]	4.29	25,000	24,952
Procter & Gamble International Funding S.C.A. January 22, 2008[1]	4.52	70,000	69,788
Procter & Gamble International Funding S.C.A. January 23, 2008[1]	4.51	30,000	29,914
Procter & Gamble International Funding S.C.A. January 25, 2008[1]	4.54	20,000	19,932
Procter & Gamble International Funding S.C.A. February 13, 2008[1]	4.50	75,000	74,548
Rabobank USA Financial Corp. January 08, 2008	5.02	50,000	49,944
Rabobank USA Financial Corp. February 01, 2008	5.02	50,000	49,778
Ranger Funding Co. LLC January 02, 2008[1]	4.90	20,000	19,994
Ranger Funding Co. LLC January 25, 2008[1]	5.33	25,000	24,908
Royal Bank of Scotland PLC January 07, 2008	4.64	25,000	24,977
Royal Bank of Scotland PLC January 09, 2008	4.64	50,000	49,940
Royal Bank of Scotland PLC February 04, 2008	5.09	50,000	49,754
Royal Bank of Scotland PLC February 20, 2008	4.74	30,000	29,792
Royal Bank of Scotland PLC March 03, 2008	4.54	41,500	41,173
Société Générale North America, Inc. January 02, 2008	4.78	75,000	74,981
Stadshypotek Delaware Inc. January 15, 2008[1]	5.23	50,000	49,891
Stadshypotek Delaware Inc. February 07, 2008[1]	5.16	25,000	24,865
Svenska Handelsbanken Inc. January 07, 2008	5.19	50,000	49,950
Swedish Export Credit Corp. January 03, 2008	4.74	15,000	14,994
Swedish Export Credit Corp. January 14, 2008	4.55	75,000	74,868
Swedish Export Credit Corp. January 15, 2008	4.56	111,100	110,876
Swedish Export Credit Corp. January 17, 2008	4.27	50,000	49,900
Swedish Export Credit Corp. February 19, 2008	4.36	48,000	47,711
Thunder Bay Funding, LLC January 11, 2008[1]	6.09	25,000	24,954
Thunder Bay Funding, LLC January 30, 2008[1]	5.79	30,000	29,856
Toronto-Dominion Holdings USA Inc. January 04, 2008[1]	4.66	50,000	49,974
Toronto-Dominion Holdings USA Inc. January 30, 2008[1]	4.87	33,700	33,557
Toronto-Dominion Holdings USA Inc. January 31, 2008[1]	5.06	50,000	49,794
Toyota Credit de Puerto Rico Corp. January 17, 2008	4.34	50,000	49,898
Toyota Credit de Puerto Rico Corp. January 23, 2008	4.33	50,000	49,862
Toyota Motor Credit Corp. January 08, 2008	4.52	25,000	24,975
Toyota Motor Credit Corp. January 24, 2008	4.34	25,000	24,928
Toyota Motor Credit Corp. January 25, 2008	4.72	46,300	46,149
Toyota Motor Credit Corp. January 29, 2008	4.72	75,000	74,692
Toyota Motor Credit Corp. February 08, 2008	4.74	50,000	49,722
UBS Finance (Delaware) LLC January 04, 2008	5.07	25,000	24,986
UBS Finance (Delaware) LLC January 14, 2008	4.67	50,000	49,907
UBS Finance (Delaware) LLC January 22, 2008	4.87	75,000	74,773
Unilever Capital Corp. January 18, 2008[1]	4.24	50,000	49,894
Unilever Capital Corp. January 24, 2008[1]	4.24	50,000	49,859
United Parcel Service Inc. January 03, 2008[1]	4.57	71,200	71,172
United Parcel Service Inc. January 08, 2008[1]	4.45	96,100	96,001
United Parcel Service Inc. January 10, 2008[1]	4.34	50,000	49,940
United Parcel Service Inc. January 24, 2008[1]	4.38	26,750	26,672
United Parcel Service Inc. February 01, 2008[1]	4.41	75,000	74,674
United Parcel Service Inc. February 05, 2008[1]	4.40	25,000	24,891
United Parcel Service Inc. February 08, 2008[1]	4.44	50,000	49,722
Variable Funding Capital Corp. January 09, 2008[1]	4.69	50,000	49,936
Variable Funding Capital Corp. January 18, 2008[1]	5.33	25,000	24,934
Variable Funding Capital Corp. January 23, 2008[1]	5.99	75,000	74,714
Walgreen & Co. January 15, 2008	4.48	20,000	19,963
Walgreen & Co. January 25, 2008	4.24	50,000	49,853
Wal-Mart Stores Inc. January 28, 2008[1]	4.50	100,000	99,612
Wal-Mart Stores Inc. February 05, 2008[1]	4.21	50,000	49,791
Wells Fargo & Co. January 18, 2008	4.31	95,800	95,594
Westpac Banking Corp. January 08, 2008[1]	4.70	40,000	39,958
Westpac Banking Corp. January 09, 2008[1]	4.71	140,000	139,833
Yale University January 09, 2008	4.57	25,000	24,972
			11,727,352

FEDERAL AGENCY DISCOUNT NOTES — 22.70%
Fannie Mae January 02, 2008	4.39	37,076	37,067
Fannie Mae January 04, 2008	4.28	50,000	49,976
Fannie Mae January 09, 2008	4.38	48,654	48,608
Fannie Mae January 14, 2008	4.28	150,900	150,668
Fannie Mae January 16, 2008	4.39	43,378	43,306
Fannie Mae January 24, 2008	4.25	100,000	99,718
Fannie Mae February 06, 2008	4.30	125,000	124,450
Fannie Mae February 07, 2008	4.24	60,550	60,309
Fannie Mae February 08, 2008	4.31	89,000	88,586
Fannie Mae February 15, 2008	4.27	111,000	110,468
Fannie Mae February 22, 2008	4.29	200,000	198,922
Fannie Mae March 12, 2008	4.18	63,700	63,201
Federal Farm Credit Banks January 02 ,2008	4.22	31,100	31,093
Federal Farm Credit Banks January 03, 2008	4.28	50,000	49,982
Federal Farm Credit Banks January 08, 2008	4.16	44,500	44,459
Federal Farm Credit Banks January 11, 2008	4.21	96,000	95,877
Federal Farm Credit Banks January 16, 2008	4.20	67,000	66,875
Federal Farm Credit Banks January 23, 2008	4.23	50,000	49,865
Federal Farm Credit Banks January 31, 2008	4.17	40,000	39,857
Federal Farm Credit Banks February 14, 2008	4.21	75,000	74,608
Federal Home Loan Bank January 04, 2008	4.33	250,000	249,882
Federal Home Loan Bank January 08, 2008	4.39	50,000	49,957
Federal Home Loan Bank January 11, 2008	4.33	38,868	38,817
Federal Home Loan Bank January 16, 2008	4.32	50,000	49,918
Federal Home Loan Bank January 18, 2008	4.36	165,030	164,712
Federal Home Loan Bank January 30, 2008	4.35	133,700	133,295
Federal Home Loan Bank February 01, 2008	4.33	50,000	49,809
Federal Home Loan Bank February 06, 2008	4.26	50,000	49,807
Federal Home Loan Bank February 22, 2008	4.27	50,000	49,688
Freddie Mac January 09, 2008	4.26	50,000	49,947
Freddie Mac January 11, 2008	4.31	50,000	49,934
Freddie Mac January 22, 2008	4.27	93,000	92,758
Freddie Mac January 24, 2008	4.26	191,000	190,459
Freddie Mac January 25, 2008	4.36	50,000	49,849
Freddie Mac January 31, 2008	4.16	120,000	119,571
Freddie Mac February 08, 2008	4.24	53,800	53,580
Freddie Mac February 14, 2008	4.27	352,636	350,763
Freddie Mac February 25, 2008	4.31	75,000	74,534
Freddie Mac February 26, 2008	4.30	100,000	99,370
International Bank for Reconstruction and Development January 22, 2008	4.30	75,000	74,828
Tennessee Valley Authority January 03, 2008	4.24	50,000	49,982
Tennessee Valley Authority January 10, 2008	4.19	50,000	49,942
			3,669,297

U.S. TREASURIES — 4.56%
U.S. Treasury Bills January 03, 2008	3.18	110,000	109,971
U.S. Treasury Bills January 10, 2008	3.19	100,000	99,913
U.S. Treasury Bills January 31, 2008	3.40	75,000	74,816
U.S. Treasury Bills February 07, 2008	3.16	200,000	199,401
U.S. Treasury Bills February 14, 2008	3.06	118,300	117,918
U.S. Treasury Bills February 21, 2008	2.71	136,050	135,515
			737,534

CERTIFICATES OF DEPOSIT — 0.31%
Canadian Imperial Bank of Commerce January 04, 2008	5.15	50,000	50,000

Total investment securities (cost: $16,185,120,000)			16,184,183
Other assets less liabilities			(18,578)

Net assets			$16,165,605

1 Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,663,788,000, which represented 41.22%
 of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$840
Gross unrealized depreciation on investment securities	(1,777)
Net unrealized depreciation on investment securities	(937)
Cost of investment securities for federal income tax purposes	16,185,120

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASH MANAGEMENT TRUST OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: February 28, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: February 28, 2008